Lease liability (Schedule of expenses recognized to leases for which exemption applied) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Short-term leases	$ 25,781	$ 38,092
Low value leases	652	407
Variable leases	55,673	58,626
Total	$ 82,106	$ 97,125